SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

        In March 2006, the Company adopted a share incentive plan, or the Plan. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Plan is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company's operations is largely dependent. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. The Plan will expire on, and no awards may be granted after, May 8, 2021. Under the terms of the Plan, options are generally granted with an exercise price equal to the fair market value of the Company's ordinary shares and expire ten years from the date of grant.

Options to Employees

        As of December 31, 2015, there was $44 in total unrecognized compensation expense related to share-based compensation awards, which is expected to be recognized over a weighted-average period of 0.42 years. During the years ended December 31, 2013, 2014 and 2015, $2,186, $1,321 and $355 was recognized as compensation expense, respectively.

        The Company utilizes the Binomial option-pricing model to estimate the fair value of stock options.

        The following assumptions were used to estimate the fair value of stock options granted in 2013. No stock options were granted in 2014 and 2015.

2013
Risk free rate	2.47%
Volatility ratio	89.60%
Dividend yield	—
Annual exit rate	3.58%
Exercise multiple	4.10

        The Company used the market yield of U.S. dollar dominated Chinese International government bonds with maturity periods that can cover the contractual life of the shares option for the risk-free rates. In 2013, since the Company has been listed for approximately 7 years and its share price history is more comparable to the life of the issued options, the Company estimated the expected volatility based on the annualized standard deviation of its daily stock price return from the date of listing to the valuation date. The Company's dividend policy is to retain earnings for reinvestment purpose and the Company does not intend to distribute dividends, thus the dividend yield is assumed to be zero. The Company estimated the annual exit rates based on the historical general exit rate of staff at different levels. The Company estimated the exercise multiple based on the historical exercise pattern of prior employee stock options granted by the Company.

        A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		In Thousands of U.S. Dollars
Options outstanding at January 1, 2015	846,113	12.21	5 years	11,794
Granted	—	—
Exercised	(167,587)	11.14
Forfeited	(2,817)	9.33

Options outstanding at December 31, 2015	675,709	12.44	3 years	12,354

Options vested or expected to be vested at December 31, 2015	673,105	12.45	3 years	12,302

Options exercisable at December 31, 2015	664,459	12.50	3 years	12,129

        The weighted average grant-date fair value of options granted in 2013, 2014 and 2015 was $6.07, nil and nil, respectively. The total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 was $20,439, $7,493 and $3,422, respectively.

RSUs to Employees

        The Company granted 1,361,623, 283,862 and 574,488 RSUs to employees in 2013, 2014 and 2015, respectively. The RSUs entitle the holders to receive the Company's common shares upon vesting. The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. The fair market value of the Company's ordinary shares at the date of grant resulted in total compensation cost of approximately $4.9 million, $7.3 million and $13.2 million that will be recognized ratably over the vesting period for the RSUs granted in 2013, 2014 and 2015, respectively. In the years ended December 31, 2013, 2014 and 2015, the Company recognized $2,321, $3,767 and $5,611 in compensation expense associated with these awards, respectively.

        As of December 31, 2015, there was $17,178 of total unrecognized share-based compensation related to unvested RSUs, which is expected to be recognized over a weighted-average period of 1.87 years.

        A summary of the RSU activity is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2015	1,610,219	7.76
Granted	574,488	27.34
Vested	(636,000)	7.27
Forfeited	(237,297)	14.39

Unvested at December 31, 2015	1,311,410	15.75

        The total fair value of RSUs vested during the years ended December 31, 2013, 2014 and 2015 was $1,944, $2,965 and $4,641, respectively.